Share-based Compensation Expenses (Details)											12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum USD ($)	Dec. 31, 2014 Minimum CNY	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2013 Minimum CNY	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2014 Maximum CNY	Dec. 31, 2013 Maximum USD ($)	Dec. 31, 2013 Maximum CNY	Dec. 31, 2014 Stock options USD ($)	Dec. 31, 2014 Stock options CNY	May 15, 2014 Employees share options USD ($)	May 15, 2014 Employees share options CNY	Dec. 31, 2014 Restricted shares USD ($)	Dec. 31, 2014 Restricted shares CNY	Dec. 31, 2012 2008 Plan	Dec. 31, 2014 2008 Plan CNY item	Oct. 08, 2014 2008 Plan Stock options	Dec. 31, 2014 2008 Plan Stock options USD ($)	Dec. 31, 2014 2008 Plan Stock options CNY	Dec. 31, 2013 2008 Plan Stock options CNY	Dec. 31, 2012 2008 Plan Stock options CNY	Dec. 31, 2013 2008 Plan Stock options USD ($)	Oct. 08, 2014 2008 Plan Stock options Minimum	Dec. 31, 2014 2008 Plan Stock options Minimum	Dec. 31, 2013 2008 Plan Stock options Minimum	Dec. 31, 2012 2008 Plan Stock options Minimum	Oct. 08, 2014 2008 Plan Stock options Maximum	Dec. 31, 2014 2008 Plan Stock options Maximum	Dec. 31, 2013 2008 Plan Stock options Maximum	Dec. 31, 2012 2008 Plan Stock options Maximum	Dec. 31, 2014 2014 Plan
Share-based Compensation Expenses
Maximum number of shares to be granted																		11,500,000
Additional number of shares available for issuance under the plan																	18,375,140
Contractual term																		6 years															10 years
Vesting period																		4 years							6 years				10 years				4 years
Vesting percentage which vest upon first anniversary of the date of grant																		25.00%
Number of equal monthly installments for remaining vest																		36
Terminate period prior to the occurrence of an exercisable event																		3 months
Share-based compensation expense recognized if an exercisable event ocurred																		39,172,678
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances																																	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares																																	5.00%
Incremental compensation expense													275,505	1,698,213
Unrecognized compensation expense											23,356,607	144,918,404
Unrecognized compensation expense other than options															590,963	3,666,690
Recognition period for unrecognized compensation cost											3 years 6 months 7 days	3 years 6 months 7 days			3 years 4 months 6 days
Number of Options
Outstanding as of beginning of the period (in shares)																				17,631,953	17,631,953
Granted (in shares)													576,000	576,000					2,159,812	6,477,000	6,477,000
Exercised (in shares)																				(2,332,851)	(2,332,851)
Forfeited (in shares)																				(510,256)	(510,256)
Outstanding as of end of the period (in shares)																				21,265,846	21,265,846
Vested and expected to vest at end of the period (in shares)																				20,614,680	20,614,680
Exercisable at the end of the period (in shares)																				10,127,642	10,127,642
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)																				$ 0.37
Granted (in dollars per share)													$ 5.00							$ 3.08
Exercised (in dollars per share)																				$ 0.24
Forfeited (in dollars per share)																				$ 2.16
Outstanding as of end of the period (in dollars per share)																				$ 1.17
Vested and expected to vest at end of the period (in dollars per share)																				$ 1.15
Exercisable at the end of the period (in dollars per shares)																				$ 0.31
Weighted Average Remaining Contractual Life
Outstanding as of end of the period																				4 years 10 months 17 days	4 years 10 months 17 days	3 years 8 months 1 day
Vested and expected to vest at end of the period																				4 years 9 months 26 days	4 years 9 months 26 days
Exercisable at the end of the period																				2 years 8 months 1 day	2 years 8 months 1 day
Aggregate Intrinsic Value
Outstanding as of end of the period																				60,164,810				28,284,725
Vested and expected to vest at end of the period																				58,822,488
Exercisable at the end of the period (in shares)																				37,387,103	37,387,103
Weighted Average Grant Date Fair Value
Outstanding as of beginning of the period (in dollars or RMB per share)																				$ 0.49
Granted (in dollars per share)													$ 3.00							$ 3.57
Exercised (in dollars per share)																				$ 0.13
Forfeited (in dollars per share)																				$ 1.49
Outstanding as of end of the period (in dollars per share)																				$ 1.44
Vested and expected to vest at end of the period (in dollars or RMB per share)																				$ 1.41
Exercisable at the end of the period (in dollars per shares)																				$ 0.38
Total intrinsic value of options exercised																				10,974,710	68,093,688	0	0
Total fair value of share options vested																				$ 3,843,803	23,849,260	8,340,955	5,507,749
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)																							55.00%			50.00%	50.00%			51.10%	52.00%
Risk-free interest rate (per annum) (as a percent)																							1.52%			1.99%	1.08%			2.60%	1.75%
Exercise multiple																										2.2	2.2	2.2		2.8	2.8	2.8
Expected dividend yield																				0.00%	0.00%	0.00%	0.00%
Expected term (in years)																						6 years	6 years			6 years				10 years
Expected forfeiture rate (post-vesting) (as a percent)																										0.00%	0.00%	0.00%		20.00%	20.00%	20.00%
Fair value of the common share on the date of option grant	$ 0.76	4.78	$ 3.33	20.66	$ 0.91	5.63	$ 6.98	43.31	$ 1.98	12.26
Summary of restricted shares activity
Grant (in shares)															210,000
Exercise (in shares)															(30,618)
Outstanding balance at the end of the period (in shares)															179,382
Vested and expected to vest at end of the period															179,382
Weighted-Average Grant-Date Fair value
Grant (in dollars per share)															$ 3.36
Exercise (in dollars per share)															$ 3.36
Outstanding at the end of the period (in dollars per share)															$ 3.36
Vested and expected to vest at end of the period (in dollars per share)															$ 3.36